Income taxes - Schedule of Net Changes in Deferred Income Taxes (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax beginning balance	R$ 179,724	R$ (49,419)
Recognized against other comprehensive income	(35,786)	88,395
Recognized against profit or loss	(24,585)	153,066
Recognized against goodwill	(1,375)	(12,318)
Deferred tax ending balance	117,978	179,724
Assets at FVOCI
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax beginning balance	215,730	127,335
Recognized against other comprehensive income	(35,786)	88,395
Recognized against profit or loss	0	0
Recognized against goodwill	0	0
Deferred tax ending balance	179,944	215,730
Losses Available For Offsetting Against Future Taxable Income
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax beginning balance	385,634	317,725
Recognized against other comprehensive income	0	0
Recognized against profit or loss	(42,321)	67,909
Recognized against goodwill	0	0
Deferred tax ending balance	343,313	385,634
Other temporary differences
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax beginning balance	273,625	107,364
Recognized against other comprehensive income	0	0
Recognized against profit or loss	28,926	166,261
Recognized against goodwill	0	0
Deferred tax ending balance	302,551	273,625
Tax deductible goodwill
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax beginning balance	69,017	111,298
Recognized against other comprehensive income	0	0
Recognized against profit or loss	(26,392)	(42,281)
Recognized against goodwill	0	0
Deferred tax ending balance	42,625	69,017
Share-based compensation
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax beginning balance	58,815	41,150
Recognized against other comprehensive income	0	0
Recognized against profit or loss	64,396	17,665
Recognized against goodwill	0	0
Deferred tax ending balance	123,211	58,815
Contingencies arising from business combinations
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax beginning balance	51,313	48,284
Recognized against other comprehensive income	0	0
Recognized against profit or loss	(14,993)	3,029
Recognized against goodwill	0	0
Deferred tax ending balance	36,320	51,313
Assets At Fair Value Through Profit Or Loss
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax beginning balance	(993)	(4,583)
Recognized against other comprehensive income	0	0
Recognized against profit or loss	993	3,590
Recognized against goodwill	0	0
Deferred tax ending balance	0	(993)
Technological Innovation Benefit
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax beginning balance	(31,557)	(18,493)
Recognized against other comprehensive income	0	0
Recognized against profit or loss	22,519	(13,064)
Recognized against goodwill	0	0
Deferred tax ending balance	(9,038)	(31,557)
Temporary differences under fundo de investimento em direitos creditorios
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax beginning balance	(147,924)	(69,556)
Recognized against other comprehensive income	0	0
Recognized against profit or loss	(76,809)	(78,368)
Recognized against goodwill	0	0
Deferred tax ending balance	(224,733)	(147,924)
Intangible assets and property and equipment arising from business combinations
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax beginning balance	(693,936)	(709,943)
Recognized against other comprehensive income	0	0
Recognized against profit or loss	19,096	28,325
Recognized against goodwill	(1,375)	(12,318)
Deferred tax ending balance	R$ (676,215)	R$ (693,936)